Selected cash flow information (Tables)	12 Months Ended
Mar. 30, 2025
Cash Flow Information [Abstract]
Schedule of Changes in Non-Cash Operating Items
Changes in non-cash operating items

	Year ended
	March 30, 2025	March 31, 2024	April 2, 2023
	$	$	$
Trade receivables	(11.2)	(12.4)	(4.6)
Inventories	62.0	27.2	(49.9)
Other current assets	(2.1)	2.8	(9.4)
Accounts payable and accrued liabilities	(20.8)	(9.5)	(16.8)
Provisions	(6.7)	5.2	9.0
Other	11.4	(2.8)	(3.7)
Change in non-cash operating items	32.6	10.5	(75.4)

Schedule of Changes in Liabilities and Equity Arising from Financing Activities
Changes in liabilities and equity arising from financing activities

	Mainland China Facilities	Japan Facility	Revolving Facility	Term Loan	Lease liabilities	Share capital
	$	$	$	$	$	$
March 31, 2024	—	5.4	(1.0)	392.5	330.5	104.9
Cash flows:
Japan Facility repayments	—	(5.4)	—	—	—	—
Term Loan repayments	—	—	—	(3.1)	—	—
Principal payments on lease liabilities	—	—	—	—	(85.7)	—
Issuance of shares	—	—	—	—	—	0.6
Non-cash items:
Amortization of deferred transaction costs	—	—	0.3	0.2	—	—
Unrealized foreign exchange loss	—	—	—	22.4	15.3	—
Additions and amendments to lease liabilities (note 13)	—	—	—	—	74.6	—
Derecognition on termination of lease liabilities (note 13)	—	—	—	—	(3.9)	—
Contributed surplus on share issuances (note 18)	—	—	—	—	—	4.1
March 30, 2025	—	—	(0.7)	412.0	330.8	109.6

	Mainland China Facilities	Japan Facility	Revolving Facility	Term Loan	Lease liabilities	Share capital
	$	$	$	$	$	$
April 2, 2023	9.8	13.7	(0.5)	395.7	334.8	118.7
Cash flows:
Mainland China Facilities repayments	(9.8)	—	—	—	—	—
Japan Facility repayments	—	(8.3)	—	—	—	—
Term Loan repayments	—	—	—	(4.0)	—	—
Transaction costs on financing activities	—	—	(0.1)	(0.1)	—	—
Normal course issuer bid purchase of subordinate voting shares	—	—	—	—	—	(140.2)
Principal payments on lease liabilities	—	—	—	—	(69.2)	—
Issuance of shares	—	—	—	—	—	0.1
Additions from business combination	—	—	—	—	1.2	—
Non-cash items:
Accrued transaction costs	—	—	(0.7)	—	—	—
Amortization of deferred transaction costs	—	—	0.3	0.2	—	—
Unrealized foreign exchange loss (gain)	—	—	—	0.7	(2.2)	—
Additions and amendments to lease liabilities (note 13)	—	—	—	—	65.9	—
Share purchase charge to retained earnings (note 18)	—	—	—	—	—	122.4
Contributed surplus on share issuances (note 18)	—	—	—	—	—	3.9
March 31, 2024	—	5.4	(1.0)	392.5	330.5	104.9